Organization and Business Operations (Details Textual) - USD ($)		1 Months Ended	6 Months Ended	8 Months Ended
	Aug. 04, 2015	Jul. 29, 2015	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Apr. 29, 2015	Apr. 28, 2015
Proceeds from Issuance of Private Placement	$ 6,750,000
Amount held in trust account upon closing of offering	200,000,000
Description Of Redemption Obligation			the Public Offering (subject to the requirements of applicable law) and (iii) the redemption of shares in connection with a vote seeking to amend Section 9.2(d) of the amended and restated certificate of incorporation in a manner that would affect the substance or timing of the Companys obligation to redeem 100% of the Public Shares if the Company does not complete an initial Business Combination within 24 months from the closing of the Public Offering	the Public Offering (subject to the requirements of applicable law) and (iii) the redemption of shares in connection with a vote seeking to amend Section 9.2(d) of the amended and restated certificate of incorporation in a manner that would affect the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete an initial Business Combination within 24 months from the closing of the Public Offering.
Interest To Pay Dissolution Expenses	$ 100,000		$ 100,000
Percentage Of Increase in Public Offering		20.00%
Share Price	$ 10.00
Minimum net tangible asset required for business combination			5,000,001	$ 5,000,001
Proceeds From Initial Public Offering Net Of Underwriters Discount	$ 5,000,000
Number of warrants issued in private placement	6,750,000
Assets Held-in-trust, Noncurrent			200,118,133	200,009,918
Cash and Cash Equivalents, at Carrying Value, Total			3,422	272,666	$ 73,581	$ 0	$ 0
Working Capital Deficit			195,172
Working Capital				153,653
Other Receivables, Net, Current, Total			824,989	69,464
Proceeds from Interest Received			48,473
Private Placement [Member]
Proceeds from Issuance Initial Public Offering	$ 195,000,000
IPO [Member]
Proceeds from Issuance Initial Public Offering	$ 200,000,000
Assets Held-in-trust, Noncurrent			$ 200,118,133	$ 200,009,918
Price Per Share Of Common Stock In Public Offering			$ 10.01	$ 10.00
Number Of Common Stock Sold In Connection With Initial Public Offering			20,000,000